Commitments and contingencies (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Commitments and contingencies
Deposit Assets	$ 139,145,346	¥ 907,923,380	¥ 518,720,216